Debt (Details) - Coinshares International Limited [Member] SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt (Details) [Line Items]
Loan balance	$ 28,100		$ 24,700	$ 29,500
Accrued interest	$ 57		$ 32	$ 51
Percentage of interest	0.00%	0.00%
Accrue interest rate	0.00%	0.00%
Percentage of repayment	3.50%	3.50%
Percentage of outstanding loan	2.40%	2.40%	2.90%	4.20%
Interest expense	$ 700		$ 700	$ 700
Loan outstanding	3,200
Accrued interest			0
Market value	$ 136,000		$ 145,800
Percentage of outstanding loan balance	10.00%	10.00%
Loan percentage	50.00%	50.00%
Legal fee	$ 27	SFr 25
Loan [Member]
Debt (Details) [Line Items]
Accrued interest	$ 29
Maximum [Member]
Debt (Details) [Line Items]
Percentage of interest	2.25%	2.25%
Loan percentage	30.00%	30.00%
Minimum [Member]
Debt (Details) [Line Items]
Percentage of interest	0.20%	0.20%
Loan percentage	20.00%	20.00%